Income Taxes Summary - Uncertain Tax Positions Affecting the Effective Tax Rate (Details) $ in Millions	Dec. 30, 2016 USD ($)
Income Taxes
Uncertain tax positions that if recognized would affect the effective tax rate	$ 38.1